Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Sep. 19, 2021
Assets and Liabilities Classified as Held for Sale [Abstract]
Recognized loss of assets held for sale	$ 487
Lease term			60 months
Losses on the disposed assets and liabilities	$ 470
Losses on the disposed assets and liabilities		$ 4,244